Segment Analysis	6 Months Ended
Sep. 30, 2020
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Segment Analysis
4	SEGMENT ANALYSIS
Business Segments
The Group’s business segment information is prepared based on the internal reporting system utilized by management to assess the performance of its business segments.
The Group has four

main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit, which was renamed from the International Business Unit on April 1, 2020, and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others. Due to an internal reorganization of certain SMBC businesses and changes in the revenue management system at SMBC Nikko Securities Inc. (“SMBC Nikko Securities”), both effective from April 1, 2020, the comparative information for the six months ended September 30, 2019 has been restated.
Wholesale Business Unit
The Wholesale Business Unit provides financing, investment management, risk hedging, and settlement services as well as financial solutions that respond to wide-ranging client needs in relation to M&A and other advisory services and leasing, primarily for corporate clients in Japan. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Trust Bank Ltd. (“SMBC Trust Bank”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and SMBC Nikko Securities.
Retail Business Unit
The Retail Business Unit provides financial services to consumers residing in Japan and mainly consists of the retail business of SMBC, SMBC Trust Bank and SMBC Nikko Securities together with three consumer finance companies, Sumitomo Mitsui Card Company, Limited, SMBC Finance Service Co., Ltd., which changed its corporate name from Cedyna Financial Corporation upon merger with former SMBC Finance Service Co., Ltd. in July 2020, and SMBC Consumer Finance Co., Ltd. This business unit offers a wide range of products and services for consumers, including wealth management, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers.

Global Business Unit
The Global Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese
companies, financial institutions, and government agencies and public corporations of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, leasing and securities business such as underwriting activities. This business unit mainly consists of the global businesses of SMBC, SMBC Trust Bank, SMFL, SMBC Nikko Securities and their foreign subsidiaries.
Global Markets Business Unit
The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks, and other marketable financial products and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and interest rate risks. This business unit consists of the Treasury Unit of SMBC and the global markets businesses of SMBC Nikko Securities.
Head office account and others
The Head office account and others represent the difference between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, and the Group as a whole. It mainly consists of administrative expenses related to headquarters operations and profit or loss from other subsidiaries including The Japan Research Institute, Limited and Sumitomo Mitsui DS Asset Management Company, Limited, which was formed through the merger of Sumitomo Mitsui Asset Management Company, Limited and Daiwa SB Investments Ltd., on April 1, 2019. It also includes internal transactions between the Group companies, which are eliminated in the consolidated financial statements.
Measurement of Segment Profit or Loss
The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel
expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). The consolidated gross profits and general and administrative expenses of each segment are prepared for management accounting purposes and not generated solely by aggregating figures prepared under financial accounting. While the Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under accounting principles generally accepted in Japan (“Japanese GAAP”). Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”
Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.
Segmental Results of Operations
For the six months ended September 30, 2020:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥282.5	¥548.7	¥343.4	¥257.9	¥(55.1)	¥1,377.4
General and administrative expenses	(146.6)	(443.3)	(177.7)	(40.2)	(28.6)	(836.4)
Others (2)	24.5	1.2	8.9	17.1	(41.5)	10.2

Consolidated net business profit	¥160.4	¥106.6	¥174.6	¥234.8	¥(125.2)	¥551.2

For the six months ended September 30, 2019:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥297.0	¥572.1	¥323.6	¥247.2	¥(56.7)	¥1,383.2
General and administrative expenses	(149.4)	(459.1)	(178.5)	(39.3)	(32.4)	(858.7)
Others (2)	21.8	0.9	25.4	15.3	(33.3)	30.1

Consolidated net business profit	¥169.4	¥113.9	¥170.5	¥223.2	¥(122.4)	¥554.6

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)	“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.
Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the six months ended September 30,
	2020	2019
	(In billions)
Consolidated net business profit	¥551.2	¥554.6
Differences between management reporting and Japanese GAAP:
Total credit costs	(200.2)	(64.4)
Gains on equity instruments	36.3	70.3
Extraordinary gains or losses and others	(45.4)	18.5

Profit before tax under Japanese GAAP	341.9	579.0

Differences between Japanese GAAP and IFRS:
Scope of consolidation	3.1	(0.9)
Derivative financial instruments	68.4	(43.2)
Investment securities	53.5	(37.2)
Loans and advances	(52.6)	7.6
Investments in associates and joint ventures	(13.2)	(125.2)
Property, plant and equipment	(0.1)	(0.9)
Lease accounting	(0.1)	(0.5)
Defined benefit plans	13.7	(16.2)
Foreign currency translation	1.0	3.4
Classification of equity and liability	6.6	6.3
Others	12.0	7.0

Profit before tax under IFRS	¥434.2	¥379.2